MANAGER AND FOUNDER
  AQUILA MANAGEMENT CORPORATION
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  U.S. Bank National Association
  111 S.W. Fifth Avenue
  U.S. Bancorp Tower
  Portland, Oregon 97204

BOARD OF TRUSTEES
  Lacy B. Herrmann, Chairman
  Vernon R. Alden
  David B. Frohnmayer
  James A. Gardner
  Diana P. Herrmann
  Sterling K. Jenson
  Raymond H. Lung
  John W. Mitchell
  Richard C. Ross
  Ralph R. Shaw

OFFICERS
  Diana P. Herrmann, President
  James M. McCullough, Senior Vice President
  Kerry A. Lemert, Vice President
  Christine L. Neimeth, Vice President
  Rose F. Marotta, Chief Financial Officer
  Richard F. West, Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC Inc.
  400 Bellevue Parkway
  Wilmington, Delaware 19809

CUSTODIAN
  BANK ONE TRUST COMPANY, N.A.
  100 East Broad Street
  Columbus, Ohio 43271

INDEPENDENT AUDITORS
  KPMG LLP
  757 Third Avenue
  New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



ANNUAL
REPORT

SEPTEMBER 30, 2000

                               TAX-FREE TRUST OF
                                     OREGON

                          A TAX-FREE INCOME INVESTMENT

[Logo of Tax-Free Trust of Oregon: a square containing a line drawing of mountains with two pine trees in front]

[Logo of the Aquila Group of Funds: an eagle's head]

ONE OF THE
AQUILASM GROUP OF FUNDS

[Logo of Tax-Free Trust of Oregon: a square containing a line drawing of mountains with two pine trees in front]

                   SERVING OREGON INVESTORS FOR OVER A DECADE

                            TAX-FREE TRUST OF OREGON

                                  ANNUAL REPORT

                                  "CONSISTENCY"

                                                               November 10, 2000

Dear Fellow Shareholder:

     If there is one word that captures the essence of Tax-Free Trust of Oregon, that word is "CONSISTENCY."

     The Trust has constantly attempted to provide:

     * CONSISTENCY of share value,

     * CONSISTENCY in the TAX-FREE return produced by the Trust,

     * CONSISTENCY of quality of investments and,

     * CONSISTENCY in the type of investments for the Trust.

CONSISTENCY OF SHARE VALUE

     As you are aware, management of the Trust cannot control interest rates or their effect upon the market. Interest rates are primarily controlled by the Federal Reserve Board (the "Fed.") The Fed increases or decreases rates as they feel is necessary in order to maintain the stability and growth potential of the economy of the United States.

     When the Fed feels that growth in the economy is increasing at too rapid a pace, they tend to increase interest rates and reduce the supply of money in order to slow down the rate of growth. (This is what has happened during the past year or so.) On the other hand, when the Fed feels that the economy needs stimulation, there is a tendency to decrease interest rates and increase the supply of money in order to provide an additional impetus to the overall economy.

     Interest rate changes have the effect in the marketplace of creating changes in the share value of fixed-income securities such as the Trust. As we have previously indicated, when interest rates go up, the share value goes down. And, when interest rates go down, the share value goes up. What we have done is to use various investment management techniques to dampen the swings that can occur in the share value of the Trust.

     Despite the variations in share price that have taken place since the inception of the Trust, management of the Trust has constantly strived to provide, to the maximum extent possible, CONSISTENCY in the value of the Trust's shares. This you will note from the chart below.

[Graphic of a bar chart with the following information:]

 SHARE NET ASSET VALUE
12/31/86         $10.07
12/31/87         $9.48
12/31/88         $9.64
12/31/89         $9.91
12/31/90         $9.89
12/31/91         $10.32
12/31/92         $10.46
12/31/93         $10.92
12/31/94         $9.92
12/31/95         $10.72
12/31/96         $10.55
12/31/97         $10.77
12/31/98         $10.79
12/31/99         $10.08
9/29/2000        $10.29

     Since the majority of investors using the Trust are pre-retirees or retirees, this action by the Trust of maintaining a stable share value is what we feel is in the best interest of all shareholders. We want you to know that when you need money from your investment in the Trust, it is THERE - at approximately the same value that it has been all along.

CONSISTENCY IN THE TAX-FREE RETURN PRODUCED BY THE TRUST

     When you look at the Trust in terms of income produced on a year-by-year basis, you will observe that we have tried to provide the maximum level of yearly TAX-FREE return as can be produced by a quality-oriented portfolio of municipal securities.

     As you are aware, this level of return will vary from year to year as interest rate changes by the Fed affect the overall marketplace. Nevertheless, there is a CONSISTENCY to the level of return that the Trust would like to provide for you and other shareholders.

     Although the income level received by shareholders will vary from year to year, it does have a CONSISTENCY to it. And, this is why shareholders buy and own the Trust - for that CONSISTENCY of TAX-FREE income.

     During recent years, the level of SPENDABLE TAX-FREE return provided to shareholders has ranged between 4.51% to 4.98% based upon an average share value of the Trust.

     As we have emphasized, shareholders of Tax-Free Trust of Oregon should not buy or sell the Trust based upon capital appreciation, such as they would with an equity or stock fund.

     Rather, an analogy for a shareholder of Tax-Free Trust of Oregon would be a person buying a dairy cow for the steady stream of milk it supplies, not for what it might be worth when he/she sells it.

     What the Trust is providing is a relatively steady stream of TAX-FREE income together with a relatively stable share value.

     Shareholders buy and hold their position in Tax-Free Trust of Oregon for the longer term, not for a quick in and out. Therefore, shareholders do NOT and should NOT look upon the Trust for its total return - but, rather for the income stream it provides in the form of TAX-FREE dividends.

     Also, when you look at the level of TAX-FREE income provided by the Trust as of September 30, 2000 - 4.77% - and measure that against the taxable income required to provide the same amount of money in your pocket, here's what things look like.

[Graphic of a bar chart with the following information:]

  TAX-FREE TRUST OF OREGON'S DOUBLE TAX-FREE DISTRIBUTION RATE AS COMPARED TO
   THE TAXABLE EQUIVALENT RATE AN INVESTOR WOULD HAVE TO EARN AT VARIOUS TAX
                                    BRACKETS

                                   Rate of Return
               Taxable Equivalent Rate        Double Tax-Free Distribution Rate
Tax Bracket
   28%                 7.08%                               4.64%
   31%                 7.49%                               4.64%
   36%                 8.10%                               4.64%
   39.6%               8.61%                               4.64%



CONSISTENCY OF QUALITY OF INVESTMENTS

     Since  inception  of  the  Trust,   management  has   CONSISTENTLY   sought
high-quality investments for its shareholders.

     We don't like surprises. Nor, do shareholders like surprises. We believe the best way to avoid surprises is to stick with quality.

     The pie chart below gives you a breakdown of the quality of the individual securities of the Trust as at the Annual Report date of September 30, 2000.

[Graphic of a pie chart with the following information:]


          PORTFOLIO DISTRIBUTION BY QUALITY
AAA                                          51.79%
AA                                           42.23%
A                                            4.26%
Below A and not rated                        1.72%


     As you will recall, the Trust's prospectus restricts its investments to only the top four quality securities - AAA, AA, A, Baa - although there are nine different grades of quality associated with municipal bond investing ranging from the highest to the lowest. We have always tried to make sure that shareholders know that, to the maximum extent possible, their invested money will be there when they need it. The best way we know to accomplish this objective is by sticking with quality.

     This is why we CONSISTENTLY seek to maintain most of the Trust's money in the upper quality securities - AAA AND AA. There was in excess of 94% of the Trust's portfolio in these two credit ratings as of the Trust's fiscal year end
- September 30, 2000. As you will appreciate, the exact level of quality will vary from time to time based upon availability of securities in the marketplace to achieve the Trust's objective.

CONSISTENCY IN THE TYPE OF INVESTMENTS FOR THE TRUST

     Management of Tax-Free Trust of Oregon has CONSISTENTLY embraced the idea that your investment should not only help shareholders financially, but also help your state and its communities. Thus, investments in the Trust are as diversified as possible. Diversification geographically and by type of project is another way of ensuring that your money is doing the best job possible for not only you, but also for your community and state.

[Graphic of a pie chart with the following information:]


      PORTFOLIO DISTRIBUTION BY MARKET SECTOR
Education                                    41.07%
Electric Power                               4.41%
Healthcare                                   8.01%
Housing                                      6.00%
Public Facilities                            11.05%
Transportation                               7.55%
Utilities                                    13.33%
General Purpose                              7.84%
Other                                        0.74%


SUMMARY

     As we have tried to illustrate in this report to you, the essence of Tax-Free Trust of Oregon is CONSISTENCY. This is what we feel that shareholders are primarily interested in. And, this is exactly what we are trying to provide to you and other shareholders.

CONSISTENCY OF APPRECIATION

     As always, we again wish to express our appreciation for the confidence you have shown by your investment in Tax-Free Trust of Oregon. We can assure you that we will CONSISTENTLY do our best to merit your continued level of trust.

                                   Sincerely,


/s/  Diana P. Herrmann                            /s/  Lacy B. Herrmann
----------------------                            ---------------------

Diana P. Herrmann                                 Lacy B. Herrmann
President                                         Chairman, Board of Trustees

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Trust of Oregon for the 10-year period ended September 30, 2000 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[Graphic of a line chart with the following information:]

                                                            Trust's Class A Shares
       Lehman Brothers Quality Intermediate
               Municipal Bond Index               With Sales Charge      Without Sales Charge            Cost of Living Index
9/90                 $10,000                           $ 9,600                  $10,000                        $10,000
9/91                 $11,142                           $10,726                  $11,170                        $10,339
9/92                 $12,194                           $11,736                  $12,221                        $10,648
9/93                 $13,401                           $13,014                  $13,552                        $10,934
9/94                 $13,324                           $12,794                  $13,323                        $11,258
9/95                 $14,664                           $13,894                  $14,469                        $11,545
9/96                 $15,309                           $14,648                  $15,254                        $11,891
9/97                 $16,478                           $15,720                  $16,370                        $12,148
9/98                 $17,856                           $16,736                  $17,429                        $12,329
9/99                 $18,044                           $16,694                  $17,385                        $12,653
9/00                 $19,006                           $17,573                  $18,299                        $13,090

                                    AVERAGE ANNUAL TOTAL RETURN
                               FOR PERIODS ENDED SEPTEMBER 30, 2000


                                                               SINCE
                              1 YEAR    5 YEARS   10 YEARS   INCEPTION

Class A (6/16/86)
    With Sales Charge         1.03%      3.81%      5.80%      6.18%
    Without Sales Charge      5.26%      4.66%      6.23%      6.48%

Class C (4/5/96)
    With CDSC                 3.23%       n/a        n/a       4.13%
    Without CDSC              4.27%       n/a        n/a       4.13%

Class Y (4/5/96)
    No Sales Charge           5.32%       n/a        n/a       5.18%

Lehman Index                  5.33%      5.33%      6.63%      6.50%* (Class A)
                              5.33%       n/a        n/a       5.42% (Class C&Y)

* From commencement of the index on 1/1/87.

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each classes' income may be subject to federal and state income taxes. Past performance is not predictive of future investment results.

Previously, the Trust's performance was compared to the Lehman Brothers Municipal Bond Index rather than the Lehman Brothers Quality Intermediate Municipal Bond Index. A change was made by the Trust because it provides a better basis of comparison due to the more intermediate nature of the portfolio's duration. During the Trust's fiscal year ended September 30, 2000, an investment in the Trust's Class A shares (without sales charge) increased 5.26% whereas the Lehman Brothers Quality Intermediate Muncipal Bond Index increased 5.33% and the Lehman Brothers Municipal Bond Index increased 6.18%.

MANAGEMENT DISCUSSION

     As of the fiscal year end of September 30, 2000, the total net assets of Tax-Free Trust of Oregon stood at approximately $315,600,000. This compares with the level a year earlier of approximately $328,800,000 on September 30, 1999. This slight decrease in the Trust's size was primarily due to the continued strength of the equity markets and the desire by investors to purchase stocks as opposed to bonds.

     The net asset value of Class A Shares of the Trust on September 30, 2000 was $10.29 as compared to the $10.27 on September 30, 1999.

     In the portfolio management of Tax-Free Trust of Oregon we continue to utilize various management techniques in order to maintain the share value of the Trust at as stable a price as possible. A key factor in our emphasis involves our focus upon high-quality securities in the portfolio. This is done to minimize the risk of fluctuation. In times of economic uncertainties, lower quality securities tend to fluctuate in price to a considerably greater extent.

     The other key factor utilized involves the maturity level of the Trust. While the portfolio of Tax-Free Trust of Oregon consists of securities ranging from one year to thirty years, the average maturity is approximately 13.76 years and the duration of maturities in the portfolio is approximately 8 years. And, of course, the Trust is broadly diversified in its ownership of securities.

     All these factors tend to further enhance the stability of the share value of the Trust.

     As you are aware, there is an inverse relationship between interest rates and share value. This means that as interest rates rise, the price of bonds in the portfolio tend to go down. Conversely, when interest rates decline, the price of bonds tend to go up. During this past fiscal year, the Federal Reserve Board continued to raise short-term interest rates. Indeed, since June, 1999, short-term interest rates have been increased 6 times. Five of these rate increases were at .25 of 1%. However, the sixth was at .50 of 1%. These increases were primarily designed to avoid inflationary pressures in our economy as well as to slow down the overall rate of economic growth in our country. It would appear that the action by the Fed is achieving these goals.

     Another factor influencing the rate structure of municipal bonds is governed by the level of bond issuance. The last two years have seen the volume of municipal bond issuance drop, thus, contributing to some amount of rise in the value of municipal bonds. This basically occurred throughout the country as well as in the Oregon market. During the year 2000, issuance of municipal bonds nationally dipped by 28% from the level in 1999. This decline in issuance has been fortuitous for those investors who have been insightful enough to own municipal bonds. As the interest rate situation in our country continues to evolve, management of the Trust will do all it can do to maintain the stability of the share value of the Trust.

     As we have indicated in previous reports, we continually strive to provide the shareholders of the Trust a satisfactory double tax-free yield as well as high stability of the principal of their investment. We feel that maintaining the disciplines you are accustomed to, will provide you the comfort needed to navigate this financial environment.

[Logo of KPMG LLP: four solid rectangles with the letters KPMG in front of them]

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Tax-Free Trust of Oregon:

     We have audited the accompanying statement of assets and liabilities of Tax-Free Trust of Oregon, including the statement of investments, as of September 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Trust of Oregon as of September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/  KPMG LLP
-------------

New York, New York
October 20, 2000

                            TAX-FREE TRUST OF OREGON
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 2000

                                                                                            RATING
   FACE                                                                                    MOODY'S/
  AMOUNT            STATE OF OREGON GENERAL OBLIGATION BONDS - 48.4%                         S&P                 VALUE
                    City of Beaverton
$   910,000                   5.950%, 04/01/2003                                            Aa3/AA           $     928,200
    960,000                   6.050%, 04/01/2004                                            Aa3/AA                 979,200
  1,020,000                   6.150%, 04/01/2005                                            Aa3/AA               1,042,950
  1,080,000                   6.250%, 04/01/2006                                            Aa3/AA               1,105,650
                    Bend Oregon Transportation Highway Systems
                         (MBIA Corporation Insured)
  1,135,000                   5.300%, 09/01/17                                              Aaa/NR               1,113,719
                    Chemeketa Oregon Community College District
                         (Financial Guaranty Insurance Corporation Insured)
  1,385,000                   5.500%, 06/01/2014                                            Aaa/AAA              1,436,938
                    Clackamas County School District #115 (AMBAC
                         Indemnity Corporation Insured)
    615,000                   5.700%, 06/01/2007                                            Aaa/AAA                648,057
  1,000,000                   6.150%, 06/01/2014                                            Aaa/AAA              1,068,750
                    Clackamas County School District #86 (Canby)
                         (State School Bond Guaranty Program)
  3,535,000                   5.250%, 06/15/2020                                            Aa2/AA               3,380,344
                    Clackamas/Washington County Oregon School
                         District #3J (Financial Guaranty Insurance
                         Corporation Insured)
  1,620,000                   5.000%, 06/01/2017                                            Aaa/AAA              1,536,975
                    Clackamas and Washington County School District #3J
  1,150,000                   5.875%, 10/01/2009                                            A1/A+                1,183,063
                    Clackamas, Multnomah and Washington County
                         School District #7J
  1,500,000                   5.700%, 06/15/2010                                            Aa2/NR               1,539,375
                    Deschutes and Jefferson County School District #2J
                         (MBIA Corporation Insured)
  3,700,000                   5.600%, 06/01/2009                                            Aaa/AAA              3,774,000
                    Douglas County School District #116
                         (Winston-Dillard) State School Bond
                         Guaranty Program
  1,020,000                   5.625%, 06/15/2020                                            NR/AA                1,021,275
                    Eugene Oregon (Parks & Open Space)
  1,465,000                   5.250%, 02/01/2018                                            Aa2/NR               1,419,219
  1,555,000                   5.250%, 02/01/2019                                            Aa2/NR               1,496,688
                    Hood River County School District (AMBAC
                         Indemnity Corporation Insured)
  2,000,000                   5.650%, 06/01/2008                                            Aaa/AAA              2,060,000



                    Jackson County School District #549C, (Financial
                         Security Assurance Insured)
$ 1,000,000                   5.300%, 06/01/2008                                            Aaa/AAA          $   1,023,750
                    Josephine County School District #7 (Grants Pass)
                         (Financial Guaranty Insurance Corporation Insured)
  2,700,000                   5.700%, 06/01/2013                                            Aaa/AAA              2,797,875
                    Lane County School District #4J
  2,000,000                   5.375%, 07/01/2009                                            Aa3/NR               2,025,000
  1,000,000                   5.375%, 07/01/2013                                            Aa3/NR               1,003,750
                    Lane County School District #52J (Financial
                         Guaranty Insurance Corporation Insured)
    750,000                   6.400%, 12/01/2009                                            Aaa/AAA                813,750
                    Lane and Douglas County School District 97J
                         (Siuslaw) (State School Bond Guaranty Program)
  1,000,000                   5.400%, 06/15/2019                                            Aa2/NR                 981,250
                    Lane County Oregon School District #040 (Creswell)
                         (State School Bond Guaranty Program)
  1,430,000                   5.375%, 06/15/2020                                            NR/AA                1,394,250
                    Lincoln County Oregon School District (Financial
                         Guaranty Insurance Corporation Insured)
  1,245,000                   5.250%, 06/15/2012                                            Aaa/AAA              1,263,675
                    Lincoln County (MBIA Corporation Insured)
  1,000,000                   5.375%, 02/01/2010                                            Aaa/AAA              1,012,500
                    Linn County Oregon School District #7 (Harrisburg)
                         (State School Bond Guaranty Program)
  1,660,000                   5.500%, 06/15/2019                                            NR/AA                1,643,400
                    Malheur County Jail Bonds (MBIA Corporation Insured)
  1,345,000                   6.300%, 12/01/2012                                            Aaa/AAA              1,424,018
                    Marion and Clackamas County Union High School
                         District #7J (Financial Security Assurance Insured)
  1,000,000                   7.000%, 06/01/2010                                            Aaa/AAA              1,088,750
  1,340,000                   6.000%, 06/01/2013                                            Aaa/AAA              1,415,375
                    Metropolitan Service District Refunding (Oregon
                         Convention Center)
  4,320,000                   6.250%, 01/01/2013                                            Aa2/AA+              4,374,648
                    Multnomah County School District #40
  5,100,000                   5.625%, 06/01/2012                                            NR/AA-               5,208,375




                    Northern Oregon Correctional (AMBAC Indemnity
                         Corporation Insured)
$ 1,000,000                   5.400%, 09/15/2016                                            Aaa/AAA          $     997,500
                    Oak Lodge Water District (AMBAC Indemnity
                         Corporation Insured)
    215,000                   7.300%, 12/01/2005                                            Aaa/AAA                236,500
    215,000                   7.300%, 12/01/2006                                            Aaa/AAA                235,962
    215,000                   7.400%, 12/01/2007                                            Aaa/AAA                236,231
                    Southwestern Oregon College General Obligation
                         (MBIA Corporation Insured)
  1,120,000                   6.000%, 06/01/2025                                            Aaa/AAA              1,155,000
                    State of Oregon Board of Higher Education
    900,000                   6.200%, 10/15/2007                                            Aa2/AA                 928,125
  3,195,000                   6.400%, 10/01/2011                                            Aa2/AA               3,245,449
  2,000,000                   6.250%, 10/15/2012                                            Aa2/AA               2,050,000
  2,150,000                   6.500%, 10/01/2017                                            Aa2/AA               2,179,992
  2,890,000                   6.000%, 10/15/2018                                            Aa2/AA               2,929,738
  2,000,000                   4.875%, 08/01/2019                                            Aa2/AA               1,795,000
  2,560,000                   5.500%, 08/01/2021                                            Aa2/AA               2,508,800
  8,000,000                   5.000%, 08/01/2022                                            Aa2/AA               7,190,000
  1,500,000                   5.000%, 08/01/2022                                            Aa2/AA               1,348,125
  1,655,000                   5.600%, 08/01/2023                                            Aa2/AA               1,636,381
  1,500,000                   5.600%, 08/01/2023                                            Aa2/AA               1,483,125
  6,300,000                   6.000%, 08/01/2026                                            Aa2/AA               6,804,000
                    State of Oregon Elderly & Disabled Housing
    725,000                   6.250%, 08/01/2013                                            Aa2/AA                 754,000
                    State of Oregon Veterans' Welfare
    505,000                   9.000%, 04/01/2008                                            Aa2/AA                 557,394
    700,000                   9.200%, 10/01/2008                                            Aa2/AA                 899,500
  1,190,000                   5.200%, 10/01/2018                                            Aa2/AA               1,151,325
                    Polk County School District #2 (Financial Security
                         Assurance Insured)
  1,000,000                   5.400%, 06/01/2012                                            Aaa/AAA              1,016,250
                    Polk, Marion, and Benton County School District #13J
                         (Financial Guaranty Insurance Corporation Insured)
  1,000,000                   5.500%, 12/01/2008                                            Aaa/AAA              1,036,250




                    City of Portland
$ 1,480,000                   5.100%, 10/01/2009                                            Aaa/NR           $   1,491,100
  2,790,000                   5.750%, 06/01/2013                                            Aaa/NR               2,870,213
  2,000,000                   5.600%, 06/01/2015                                            Aa2/NR               2,017,500
    500,000                   5.250%, 06/01/2015                                            Aa2/NR                 491,875
  1,120,000                   5.125%, 06/01/2018                                            Aaa/NR               1,071,000
                    Portland Community College District
  1,000,000                   6.000%, 07/01/2012                                            Aa3/AA               1,025,000
                    Salem-Keizer Oregon School District #24,
                         (Financial Security Assurance Insured)
  2,000,000                   4.875%, 06/01/2014                                            Aaa/AAA              1,900,000
                    Tri-County Metropolitan Transportation District
  4,600,000                   6.000%, 07/01/2012                                            Aaa/AAA              4,761,000
                    Tualatin Hills Park and Recreation District (MBIA
                         Corporation Insured)
  2,470,000                   5.750%, 03/01/2012                                            Aaa/AAA              2,581,150
  2,000,000                   5.750%, 03/01/2015                                            Aaa/AAA              2,085,000
                    Umatilla County Oregon (Financial Guaranty
                         Insurance Corporation Insured)
  2,000,000                   5.600%, 10/01/2015                                            Aaa/AAA              2,030,000
                    Umatilla County School District #8R (AMBAC
                         Indemnity Corporation Insured)
    700,000                   6.100%, 12/01/2012                                            Aaa/AAA                740,250
                    Umatilla County School District #6R (AMBAC
                         Indemnity Corporation Insured)
  2,675,000                   5.050%, 06/15/2022                                            Aaa/NR               2,461,000
                    Wasco County Oregon School District #12
                         (Financial Security Assurance Insured)
  1,135,000                   6.000%, 06/15/2015                                            Aaa/AAA              1,213,031
                    Washington County
  2,500,000                   6.200%, 12/01/2007                                            Aa1/AA               2,550,000
  3,110,000                   6.000%, 12/01/2013                                            Aa1/AA               3,269,388
                    Washington County School District #88JT (Financial
                         Security Assurance Insured)
    585,000                   6.100%, 06/01/2012                                            Aaa/AAA                611,325
  2,315,000                   6.100%, 06/01/2012                                            Aaa/AAA              2,456,794
  2,385,000                   4.650%, 06/15/2016                                            Aaa/NR               2,146,500
  2,055,000                   5.125%, 06/15/2012                                            Aaa/NR               2,067,844





                    Washington and Clackamas County School
                         District #23J
$ 2,000,000                   5.400%, 01/01/2010                                            A1/NR            $   2,030,000
  1,000,000                   5.650%, 06/01/2015                                            A1/NR                1,008,750
                    Washington & Multnomah County School
                         District #48J
  1,175,000                   5.500%, 06/01/2006                                            Aa2/AA-              1,205,844
  1,130,000                   5.600%, 06/01/2007                                            Aa2/AA-              1,161,075
  1,000,000                   6.150%, 06/01/2008                                            Aa2/AA-              1,002,560
  1,415,000                   5.700%, 06/01/2008                                            Aa2/AA-              1,455,681
  1,440,000                   6.000%, 06/01/2011                                            Aa2/AA-              1,490,400
  2,010,000                   6.500%, 09/01/2011                                            Aaa/AAA              2,047,968
                    Washington & Multnomah County School
                         District #48J (Financial Guaranty Insurance
                         Corporation Insured)
  2,500,000                   5.375%, 06/01/2019                                            Aaa/AAA              2,446,875
                    Washington & Yamhill County School District #58J
                         (AMBAC Indemnity Corporation Insured)
     70,000                   6.600%, 11/01/2004                                            Aaa/AAA                 70,101
     80,000                   6.600%, 11/01/2005                                            Aaa/AAA                 80,130
     90,000                   6.600%, 11/01/2006                                            Aaa/AAA                 90,145
                    Washington Multnomah & Yamhill County School
                         District #1J
  1,295,000                   5.250%, 06/01/2013                                            Aa3/NR               1,293,381
                    Yamhill County School District #29J (Financial
                         Security Assurance Insured)
  2,000,000                   5.350%, 06/01/2006                                            Aaa/AAA              2,047,500
                              Total State of Oregon General Obligation Bonds                                   152,849,796

                    STATE OF OREGON REVENUE BONDS - 49.9%
                    AIRPORT REVENUE BONDS - 1.4%
                    Port of Portland Airport (Financial Guaranty
                         Insurance Corporation Insured)
    500,000                   5.500%, 07/01/2006                                            Aaa/AAA                513,510
  1,295,000                   5.000%, 07/01/2028                                            Aaa/AAA              1,171,975
                    Port of Portland Airport (MBIA Corporation Insured)
    600,000                   6.400%, 07/01/2003                                            NR/AAA                 614,640
                    Port of Portland Airport (AMBAC Indemnity
                         Corporation Insured)
  2,000,000                   5.500%, 07/01/2024                                            Aaa/AAA              1,982,500
                    Total Airport Revenue Bonds                                                                  4,282,625








                    CERTIFICATE OF PARTICIPATION REVENUE BONDS - 11.0%
                    Marion County Certificate of Participation
                         (MBIA Corporation Insured)
$ 1,000,000                   5.000%, 06/01/2023                                            Aaa/AAA          $     916,250
                    Multnomah County Certificate of Participation
  1,000,000                   5.200%, 07/01/2005                                            Aa3/NR               1,021,250
  3,100,000                   6.000%, 08/01/2012                                            Aa/A                 3,208,500
                    Oregon State Department of Administration Services
                         (AMBAC Indemnity Corporation Insured)
  2,000,000                   4.875%, 05/01/2018                                            Aaa/AAA              1,845,000
    950,000                   5.000%, 11/01/2019                                            Aaa/AAA                894,188
  1,500,000                   5.800%, 05/01/2024                                            Aaa/AAA              1,601,250
  2,500,000                   5.000%, 05/01/2024                                            Aaa/AAA              2,284,375
  3,500,000                   6.000%, 05/01/2026                                            Aaa/AAA              3,631,250
                    Oregon State Department of Administration Services
                         (MBIA Corporation Insured)
  1,480,000                   5.375%, 11/01/2016                                            Aaa/AAA              1,481,850
  5,000,000                   5.500%, 11/01/2020                                            Aaa/AAA              4,962,500
                    Oregon State Department of Administration Services
                         (Financial Security Assurance Insured)
  2,000,000                   5.750%, 04/01/2014                                            Aaa/AAA              2,085,000
                    State of Oregon Certificate of Participation
                         (MBIA Corporation Insured)
  1,250,000                   5.700%, 01/15/2010                                            Aaa/AAA              1,275,000
  2,750,000                   6.200%, 11/01/2012                                            Aaa/AAA              2,866,875
  1,000,000                   5.500%, 01/15/2015                                            Aaa/AAA              1,007,500
    550,000                   5.500%, 01/15/2015                                            Aaa/AAA                554,125
    500,000                   5.800%, 03/01/2015                                            Aaa/AAA                508,125
  1,000,000                   5.800%, 03/01/2015                                            Aaa/AAA              1,016,250
  2,000,000                   6.250%, 11/01/2019                                            Aaa/AAA              2,087,500
                    Washington County Educational Services Certificates
                         of Participation
    645,000                   5.625%, 06/01/2016                                            A1/NR                  648,225
                    Washington County Educational Services, Certificates
                         of Participation, (MBIA Corporation Insured)
    830,000                   5.750%, 06/01/2025                                            Aaa/AAA                834,150
                    Total Certificate of Participation Revenue Bonds                                            34,729,163






                    HOSPITAL REVENUE BONDS - 7.6%
                    Clackamas Hospital Facilities Authority (Adventist
                         Health System/West) (MBIA Corporation Insured)
$ 2,000,000                   6.350%, 03/01/2009                                            Aaa/AAA          $   2,077,500
                    Clackamas Hospital Facilities Authority (Sisters of
                         Providence Hospital)
    500,000                   6.375%, 10/01/2004                                            A1/AA-                 520,000
                    Clackamas Hospital Facilities Authority (Legacy
                         Health System)
  2,000,000                   5.250%, 02/15/2017                                            NR/AA                1,932,500
  2,980,000                   5.250%, 02/15/2018                                            NR/AA                2,857,075
                    Clackamas Hospital Facilities Authority (Legacy
                         Health System) (MBIA Corporation Insured)
  2,650,000                   4.750%, 02/15/2011                                            Aaa/AAA              2,557,250
                    Clackamas County Oregon Hospital Facilities
                         Authority (Mary's Woods)
  3,450,000                   6.625%, 05/15/2029                                            NR/NR*               3,398,250
                    Douglas County Hospital Facilities Authority
                         (Catholic Health) (MBIA Corporation Insured)
    535,000                   5.600%, 11/15/2005                                            Aaa/AAA                556,400
                    Medford Hospital Authority (Asante Health Systems)
                         (MBIA Corporation Insured)
  1,000,000                   5.000%, 08/15/2018                                            Aaa/AAA                926,250
  3,000,000                   5.125%, 08/15/2028                                            Aaa/AAA              2,718,750
                    Salem Oregon Hospital Facilities Authority
  1,750,000                   5.000%, 08/15/2018                                            NR/AA-               1,585,938
                    Western Lane County Hospital Facilities Authority
                         (Sisters of St. Joseph Hospital) (MBIA Corporation
                         Insured)
  1,000,000                   5.625%, 08/01/2007                                            Aaa/AAA              1,046,250
  3,765,000                   5.750%, 08/01/2019                                            Aaa/AAA              3,797,943
                              Total Hospital Revenue Bonds                                                      23,974,106

                    HOUSING, EDUCATIONAL, AND CULTURAL REVENUE
                    BONDS - 9.5%
                    Clackamas Community College District Revenue
                         (MBIA Corporation Insured)
  1,865,000                   5.700%, 06/01/2016                                            Aaa/AAA              1,960,581
                    Multnomah County Oregon Educational Facility
                         (University of Portland)
  1,000,000                   6.000%, 04/01/2020                                            NR/BBB+                982,500




                    Portland Oregon Housing Authority
$ 5,140,000                   5.100%, 01/01/2027                                            NR/A             $   4,491,075
                    State of Oregon Housing Finance Agency,
  1,000,000                   6.800%, 07/01/2013                                            AA2/A+               1,028,270
                    State of Oregon Housing and Community Services,
    695,000                   5.900%, 07/01/2012                                            Aa2/NR                 724,537
    500,000                   6.700%, 07/01/2013                                            Aa2/NR                 515,185
    405,000                   6.350%, 07/01/2014                                            Aa2/NR                 423,731
  2,000,000                   6.050%, 07/01/2020                                            Aa2/NR               2,057,500
  2,000,000                   5.400%, 07/01/2027                                            Aa2/NR               1,910,000
  3,105,000                   6.875%, 07/01/2028                                            Aa2/NR               3,217,556
  1,000,000                   6.000%, 07/01/2020                                            Aa2/NR               1,018,750
                    State of Oregon Housing and Community Services,
                         (MBIA Corporation Insured)
  1,500,000                   5.450%, 07/01/2024                                            Aaa/AAA              1,447,500
                    State of Oregon Housing, Educational and Cultural
                         Facilities Authority (George Fox University)
                         (LOC: Bank of America)
  1,000,000                   5.700%, 03/01/2017                                            NR/AA-               1,000,000
                    Oregon Health Sciences University Revenue
                         (MBIA Corporation Insured)
  4,500,000                   5.250%, 07/01/2015                                            Aaa/AAA              4,471,875
  8,935,000                   0.000%, 07/01/2021 (zero coupon)                              Aaa/AAA              2,702,838
                    City of Salem Educational Facilities (Willamette
                         University),
  1,000,000                   6.000%, 04/01/2010                                            A2/NR                1,041,250
                    Yamhill County Educational Services (AMBAC
                         Indemnity Corporation Insurance)
  1,000,000                   5.150%, 07/01/2019                                            NR/AAA                 957,500
                              Total Housing, Educational, and Cultural
                                   Revenue Bonds                                                                29,950,648

                    TRANSPORTATION REVENUE BONDS - 3.5%
                    State of Oregon Department of Transportation
                         (Light Rail) (MBIA Corporation Insured),
  2,000,000                   6.000%, 06/01/2005                                            Aaa/AAA              2,120,000




                    Oregon State Department Transportation Highway
$ 2,555,000                   5.375%, 11/15/2018                                            Aa1/AA+          $   2,519,868
                    Port St. Helens, Oregon Pollution
     75,000                   7.750%, 02/01/2006                                            A3/NR                   77,719
                    Tri-County Metropolitan Transportation District
  3,685,000                   5.700%, 08/01/2013                                            Aa3/AA+              3,758,700
  2,500,000                   5.400%, 06/01/2019                                            NR/AA                2,415,625
                              Total Transportation Revenue Bonds                                                10,891,912

                    URBAN RENEWAL REVENUE BONDS - 1.5%
                    City of Portland Urban Renewal
    300,000                   9.000%, 12/01/2002                                            A/NR                   302,082
                    Clackamas County Oregon, Tax Allocation
  1,000,000                   6.500%, 05/01/2020                                            NR/NR                1,000,380
                    Portland Oregon Arpt Way Renewal & Redev
                         (AMBAC Indemnity Corporation Insured)
  1,665,000                   5.750%, 06/15/2020                                            Aaa/NR               1,692,056
                    Portland Oregon Urban Renewal Tax Allocation
                         (AMBAC Indemnity Corporation Insured)
  2,000,000                   5.450%, 06/15/2019                                            AAA/NR               1,980,000
                              Total Urban Renewal Revenue Bonds                                                  4,974,518

                    UTILITY REVENUE BONDS - 4.4%
                    Emerald Peoples Utility District Electic Systems
                         (Financial Security Assurance Insured)
  1,000,000                   6.750%, 11/01/2016                                            Aaa/AAA              1,024,900
                    City of Eugene Electric Utility (Financial Security
                         Assurance Insured)
  1,600,000                   5.000%, 08/01/2018                                            Aaa/AAA              1,504,000
  1,340,000                   5.050%, 08/01/2022                                            Aaa/AAA              1,237,825
                    City of Eugene Electric Utility (MBIA Corporation
                         Insured)
    640,000                   4.850%, 08/01/2013                                            Aaa/AAA                619,200
  1,200,000                   5.000%, 08/01/2023                                            Aaa/AAA              1,102,500
                    City of Eugene Electric Utility
    610,000                   6.650%, 08/01/2009                                            A1/AA                  620,949
    660,000                   6.650%, 08/01/2010                                            A1/AA                  671,847
  1,000,000                   6.000%, 08/01/2011                                            A1/AA                1,018,750
    700,000                   6.700%, 08/01/2011                                            A1/AA                  712,845
    500,000                   5.000%, 08/01/2017                                            A1/AA                  466,875
  1,400,000                   5.800%, 08/01/2019                                            A1/AA                1,468,250




                    City of Eugene Trojan Nuclear Project
$ 2,310,000                   5.900%, 09/01/2009                                            Aa1/AA-          $   2,318,131
                    Northern Wasco County Public Utility Development
                         (Financial Security Assurance Insured)
  1,000,000                   5.625%, 12/01/2022                                            Aaa/AAA                997,500
                    Total Utility Revenue Bonds                                                                 13,763,572

                    WATER AND SEWER REVENUE BONDS - 10.0%
                    City of Klamath Falls Water (Financial Security
                         Assurance Insured)
  1,100,000                   6.100%, 06/01/2014                                            Aaa/AAA              1,144,000
                    City of Klamath Wastewater (AMBAC Indemnity
                         Corporation Insured)
  1,545,000                   5.650%, 06/01/2020                                            Aaa/AAA              1,562,381
                    City of Portland Sewer, (MBIA Corporation Insured)
  2,500,000                   5.250%, 06/01/2016                                            Aaa/AAA              2,465,625
                    City of Portland Sewer (Financial Guaranty
                         Insurance Corporation Insured)
    500,000                   6.000%, 10/01/2012                                            Aaa/AAA                523,750
  2,355,000                   6.250%, 06/01/2015                                            Aaa/AAA              2,505,131
  2,500,000                   5.750%, 08/01/2019                                            Aaa/AAA              2,550,000
                    Lebanon Oregon Wastewater Revenue (Financial
                         Security Assurance Insured)
  1,000,000                   5.700%, 03/01/2020                                            Aaa/AAA              1,018,750
                    Portland Water System Revenue
  1,440,000                   5.500%, 08/01/2015                                            Aa1/NR               1,449,000
  7,420,000                   5.500%, 08/01/2019                                            Aa1/NR               7,438,550
                    Salem Oregon Water & Sewer Rev Light & Power
                         (Financial Security Assurance Insured)
  1,970,000                   5.375%, 06/01/2016                                            Aaa/AAA              1,967,538
  3,025,000                   5.500%, 06/01/2020                                            Aaa/AAA              3,013,656
                    Washington County Unified Sewer Agency (AMBAC
                         Indemnity Corporation Insured)
  2,120,000                   5.900%, 10/01/2006                                            Aaa/AAA              2,220,700
    315,000                   5.900%, 10/01/2006                                            Aaa/AAA                329,568
  2,500,000                   6.125%, 10/01/2012                                            Aaa/AAA              2,640,625
    750,000                   6.125%, 10/01/2012                                            Aaa/AAA                792,188
                              Total Water and Sewer Revenue Bonds                                               31,621,462





                    OTHER REVENUE BONDS - 1.0%
                    Baker County Pollution Control (Ash Grove Cement
                         West Project) (Small Business Administration Insured)
$   355,000                   6.200%, 07/01/2004                                            Aaa/NR           $     356,416
    380,000                   6.300%, 07/01/2005                                            Aaa/NR                 381,607
                    Oregon Economic Development Commission
                         (Consolidated Freightways)
  1,500,000                   7.000%, 04/01/2004                                            A2/A-                1,502,910
                    Multnomah County School District #1J, Special
                         Obligations
  1,000,000                   5.000%, 03/01/2007                                            A1/A                 1,005,000
                              Total Other Revenue Bonds                                                          3,245,933
                              Total State of Oregon Revenue Bonds                                              157,433,939

                    PUERTO RICO - 0.6%
                    Puerto Rico Commonwealth Infrastructure,
                         (AMBAC Indemnity Corporation Insured)
  2,100,000                   5.000%, 07/01/2028                                            Aaa/AAA              1,934,625

                         Total Municipal Bonds (cost $ 308,675,579**)                        98.9%             312,218,361
                         Other assets in excess of liabilities                                1.1                3,464,720
                         Net Assets                                                         100.0%           $ 315,683,081


                    (*) Any security not rated has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.
                    (**) Cost for Federal tax purposes is identical.

                             PORTFOLIO ABBREVIATIONS:
                    AMBAC - American Municipal Bond Assurance Corp. FGIC - Financial Guaranty Insurance Corp.
                    FSA   - Financial Security Assurance
                    MBIA  - Municipal Bond Investors Assurance Corp.

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2000

ASSETS
    Investments at value (cost $308,675,579)                                                            $ 312,218,361
    Cash                                                                                                      167,624
    Interest receivable                                                                                     5,019,302
    Receivable for Trust shares sold                                                                          171,410
    Receivable for investment securities sold                                                                  10,000
    Other assets                                                                                                2,985
        Total assets                                                                                      317,589,682

LIABILITIES
    Payable for investment securities purchased                                                             1,127,638
    Dividends payable                                                                                         273,267
    Payable for Trust shares redeemed                                                                         213,148
    Distribution fees payable                                                                                 123,279
    Management fees payable                                                                                   103,877
    Accrued expenses                                                                                           65,392
        Total liabilities                                                                                   1,906,601

NET ASSETS                                                                                              $ 315,683,081

    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $.01 per share                        306,901
    Additional paid-in capital                                                                            311,570,216
    Net unrealized appreciation on investments                                                              3,542,782
    Accumulated net realized gain on investments                                                              215,754
    Undistributed net investment income                                                                        47,428
                                                                                                        $ 315,683,081

CLASS A
    Net Assets                                                                                          $ 289,371,774
    Capital shares outstanding                                                                             28,130,465
    Net asset value and redemption price per share                                                             $10.29
    Offering price per share (100/96 of $10.29 adjusted to nearest cent)                                       $10.72

CLASS C
    Net Assets                                                                                          $   5,840,974
    Capital shares outstanding                                                                                568,331
    Net asset value and offering price per share                                                        $       10.28
    Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower,
        if redeemed during the first 12 months after purchase)                                                 10.28*

CLASS Y
    Net Assets                                                                                          $  20,470,333
    Capital shares outstanding                                                                              1,991,339
    Net asset value, offering and redemption price per share                                            $       10.28


                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 2000

INVESTMENT INCOME:

        Interest income                                                                                 $ 17,845,180

Expenses:
        Management fees (note 3)                                                      $ 1,264,345
        Distribution and service fees (note 3)                                            482,902
        Transfer and shareholder servicing agent fees                                     178,916
        Trustees' fees and expenses (note 8)                                               91,902
        Legal fees                                                                         65,641
        Shareholders' reports and proxy statements                                         58,703
        Custodian fees                                                                     30,177
        Audit and accounting fees                                                          24,750
        Insurance                                                                          13,265
        Registration fees and dues                                                         12,661
        Miscellaneous                                                                      39,497
                                                                                        2,262,759

        Expenses paid indirectly (note 7)                                                 (56,453)
            Net expenses                                                                                   2,206,306
            Net investment income                                                                         15,638,874

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
        Net realized gain from securities transactions                                    250,646
        Change in unrealized appreciation on investments                                  (83,191)

        Net realized and unrealized gain on investments                                                      167,455
        Net increase in net assets resulting from operations                                            $ 15,806,329

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           YEAR ENDED SEPTEMBER 30,
                                                                                           2000                1999
OPERATIONS:
    Net investment income                                                             $   15,638,874      $   15,888,152
    Net realized gain from securities transactions                                           250,646             389,398
    Change in unrealized appreciation on investments                                         (83,191)        (18,253,687)
        Change in net assets resulting from operations                                    15,806,329          (1,976,137)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
    Class A Shares:
    Net investment income                                                                (14,487,015)        (15,357,860)
    Net realized gain on investments                                                               -            (603,490)

    Class C Shares:
    Net investment income                                                                   (178,038)            (82,349)
    Net realized gain on investments                                                               -              (2,451)

    Class Y Shares:
    Net investment income                                                                   (967,824)           (607,653)
    Net realized gain on investments                                                               -             (20,435)
        Change in net assets from distributions                                          (15,632,877)        (16,674,238)

CAPITAL SHARE TRANSACTIONS (NOTE 9):
    Proceeds from shares sold                                                             38,408,984          42,624,580
    Reinvested dividends and distributions                                                 8,815,451           9,912,125
    Cost of shares redeemed                                                              (60,461,271)        (39,440,132)
        Change in net assets from capital share transactions                             (13,236,836)         13,096,573
        Change in net assets                                                             (13,063,384)         (5,553,802)

NET ASSETS:
    Beginning of period                                                                  328,746,465         334,300,267
    End of period                                                                     $  315,683,081      $  328,746,465


                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of The Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On January 31, 1998 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At September 30, 2000 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.


c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

(a) MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a sub-adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the sub-adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

     U.S. Bank National Association (the "Sub-Adviser"), serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18 of 1% on the Trust's net assets.


     For the year ended September 30, 2000, the Trust incurred fees for advisory and administrative services of $1,264,345.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the year ended September 30, 2000, service fees on Class A Shares amounted to $439,079, of which the Distributor received $15,277.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the year ended September 30, 2000, amounted to $32,867. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the year ended September 30, 2000, amounted to $10,956. The total of these payments made with respect to Class C Shares amounted to $43,823, of which the Distributor received $24,831.

     Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Oregon, with the bulk of sales commissions inuring to such dealers. For the year ended September 30, 2000, total commissions on sales of Class A Shares amounted to $648,241, of which the Distributor received $131,783.

4. PURCHASES AND SALES OF SECURITIES

     During the year ended September 30, 2000, purchases of securities and proceeds from the sales of securities aggregated $63,677,951 and $74,404,278, respectively.

     At September 30, 2000, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $6,958,567, and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $3,415,785, for a net unrealized appreciation of $3,542,782.

5. PORTFOLIO ORIENTATION

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. Although these amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuer's to pay interest and principal on their obligations, experience over the history of such amendments would indicate a low probability of this happening.

6. DISTRIBUTIONS

     The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

7. EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances.The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. TRUSTEES' FEES AND EXPENSES

     During the fiscal year there were ten Trustees, two of whom are affiliated with the Manager and are not paid any trustee fees. Trustees' fees paid during the year were at the annual rate of $7,400 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and outreach meetings of Shareholders. For the fiscal year ended September 30, 2000 such reimbursements averaged approximately $2,700 per Trustee.

9. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                           YEAR ENDED                               YEAR ENDED
                                       SEPTEMBER 30, 2000                       SEPTEMBER 30, 1999
                                     SHARES          AMOUNT                   SHARES           AMOUNT
CLASS A SHARES:
    Proceeds from shares sold       2,347,715     $  23,841,878              3,077,787      $  32,804,150
    Reinvested dividends and
        distributions                 847,730         8,614,888                912,832          9,714,231
    Cost of shares redeemed        (5,114,553)      (51,870,848)            (3,633,583)       (38,503,659)
        Net change                 (1,919,108)      (19,414,082)               357,036          4,014,722

CLASS C SHARES:
    Proceeds from shares sold         395,539         4,011,650                211,679          2,254,086
    Reinvested dividends and
        distributions                  10,858           110,158                  4,179             44,213
    Cost of shares redeemed          (130,442)       (1,323,388)               (30,354)          (317,699)
        Net change                    275,955         2,798,420                185,504          1,980,600

CLASS Y SHARES:
    Proceeds from shares sold       1,040,793        10,555,456                721,432          7,566,344
    Reinvested dividends and
        distributions                   8,911            90,405                 14,352            153,681
    Cost of shares redeemed          (718,437)       (7,267,035)               (58,206)          (618,774)
        Net change                    331,267         3,378,826                677,578          7,101,251
Total transactions in Trust
    shares                         (1,311,886)    $ (13,236,836)             1,220,118      $  13,096,573


                            TAX-FREE TRUST OF OREGON
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      CLASS A

                                                                              YEAR ENDED SEPTEMBER 30,
                                                             2000          1999         1998         1997         1996
Net Asset Value, Beginning of Period                        $10.27        $10.86       $10.68       $10.49       $10.55

Income from Investment Operations:
    Net investment income                                    0.50          0.50         0.53         0.53         0.54
    Net gain (loss) on securities (both
        realized and unrealized)                             0.02         (0.56)        0.19         0.21        (0.05)

    Total from Investment Operations                         0.52         (0.06)        0.72         0.74         0.49

Less Distributions (note 6):
    Dividends from net investment income                    (0.50)        (0.51)       (0.53)       (0.54)       (0.54)
    Distributions from capital gains                          -           (0.02)       (0.01)       (0.01)       (0.01)

    Total Distributions                                     (0.50)        (0.53)       (0.54)       (0.55)       (0.55)

Net Asset Value, End of Period                              $10.29        $10.27       $10.86       $10.68       $10.49

Total Return (not reflecting sales charge)(%)                5.26         (0.62)        6.90         7.21         4.76

Ratios/Supplemental Data
    Net Assets, End of Period ($ millions)                   289           309          322          312          305
    Ratio of Expenses to Average Net Assets (%)              0.71          0.71         0.71         0.73         0.73
    Ratio of Net Investment Income to
        Average Net Assets (%)                               4.93          4.70         4.83         5.01         5.15
    Portfolio Turnover Rate (%)                              20            16           7            5            10

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net Assets (%)              0.70          0.68         0.69         0.72         0.72


                            TAX-FREE TRUST OF OREGON
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 CLASS C(1)                              CLASS Y(1)
                                                                                 PERIOD(1)                                 PERIOD(1)
                                                     YEAR ENDED SEPTEMBER 30,      ENDED        YEAR ENDED SEPTEMBER 30,      ENDED
                                                   2000    1999    1998    1997   9/30/96     2000    1999    1998    1997   9/30/96
Net Asset Value, Beginning of Period              $10.27  $10.85  $10.67  $10.49   $10.34    $10.27  $10.85  $10.68  $10.49   $10.34

Income from Investment Operations:
    Net investment income                          0.41    0.41    0.43    0.43     0.22      0.52    0.52    0.54    0.54     0.27
    Net gain (loss) on securities (both
        realized and unrealized)                   0.02   (0.55)   0.20    0.21     0.15      0.01   (0.56)   0.19    0.21     0.15

    Total from Investment Operations               0.43   (0.14)   0.63    0.64     0.37      0.53   (0.04)   0.73    0.75     0.42

Less Distributions (note 6):
    Dividends from net investment income          (0.42)  (0.42)  (0.44)  (0.45)   (0.22)    (0.52)  (0.52)  (0.55)  (0.55)   (0.27)
    Distributions from capital gains                -     (0.02)  (0.01)  (0.01)     -         -     (0.02)  (0.01)  (0.01)     -

    Total Distributions                           (0.42)  (0.44)  (0.45)  (0.46)   (0.22)    (0.52)  (0.54)  (0.56)  (0.56)   (0.27)

Net Asset Value, End of Period                    $10.28  $10.27  $10.85  $10.67   $10.49    $10.28  $10.27  $10.85  $10.68   $10.49

Total Return (not reflecting sales charge) (%)     4.27   (1.38)   6.00    6.20    3.61+      5.32   (0.39)   6.96    7.37    4.14+

Ratios/Supplemental Data
    Net Assets, End of Period ($ millions)         5.8     3.0     1.2     .8       .3        20.5    17.0    10.7    4.0      .2
    Ratio of Expenses to Average Net
        Assets (%)                                 1.55    1.56    1.56    1.58    1.56*      0.56    0.56    0.55    0.58    0.58*
    Ratio of Net Investment Income to
        Average Net Assets (%)                     4.03    3.84    3.98    4.14    4.17*      5.08    4.86    4.95    5.21    5.35*
    Portfolio Turnover Rate (%)                    20      16      7       5        10+       20      16      7       5        10+

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of Expenses to Average
        Net Assets (%)                             1.54    1.53    1.54    1.57     1.56*     0.54    0.53    0.53    0.57    0.57*


(1) From April 5, 1996 to September 30, 1996.
 +  Not annualized.
 *  Annualized.


                See accompanying notes to financial statements.

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

     This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

     For the fiscal year ended September 30, 2000, $15,627,615 of dividends paid by Tax-Free Trust of Oregon, constituting 99.9965% of total dividends paid during fiscal 2000, were exempt-interest dividends.

     Prior to January 31, 2001, shareholders will be mailed IRS Form 1099-DIV which will contain information on the status of distributions paid for the 2000 CALENDAR YEAR.

SHAREHOLDER MEETING RESULTS (UNAUDITED)

     The Annual Meeting of Shareholders of Tax-Free Trust of Oregon (the "Trust") was held on May 8, 2000. The holders of shares representing 65% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees.

                                          Number of Votes:
            TRUSTEE                         FOR                        WITHHELD
            Lacy B. Herrmann                203,553,757                3,187,659
            Vernon R. Alden                 202,930,546                3,810,869
            David B. Frohnmayer             203,605,303                3,136,112
            James A. Gardner                204,225,971                2,515,444
            Diana P. Herrmann               203,570,727                3,170,688
            Sterling K. Jenson              203,466,251                3,275,164
            Raymond H. Lung                 203,840,745                2,900,671
            John W. Mitchell                203,309,220                3,432,195
            Richard C. Ross                 203,114,140                3,627,276
            Ralph R. Shaw                   204,291,527                2,449,888


2. To ratify the selection of KPMG LLP as the Trust's independent auditors.

                                          Number of Votes:
            FOR                             AGAINST                    ABSTAIN
            199,685,431                     1,026,466                  6,029,517